Subsequent Events (Details)	1 Months Ended
Jan. 22, 2021 USD ($) shares
Subsequent Events (Details) [Line Items]
Aggregate of founder shares | shares	90,000
Additional borrowing amount | $	$ 150,000
Outstanding amount | $	$ 200,000
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Aggregate of founder shares | shares	30,000